Loans and Allowance for Loan Losses (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Loans that were modified as TDRs
Number of Contracts	4	4
Pre- Modification	$ 1,500	$ 3,438
Post- Modification	1,378	3,274
Commercial, financial, and agricultural
Loans that were modified as TDRs
Number of Contracts	3	0
Pre- Modification	244	0
Post- Modification	208	0
Real estate mortgage - residential
Loans that were modified as TDRs
Number of Contracts	1	3
Pre- Modification	1,256	2,156
Post- Modification	1,170	1,992
Real estate mortgage - commercial
Loans that were modified as TDRs
Number of Contracts	0	1
Pre- Modification	0	1,282
Post- Modification	$ 0	$ 1,282